Activity in the FDIC loss share indemnification asset (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Loss Share Indemnification Asset [Line Items]
Beginning Balance	$ 948,608		$ 1,399,098		$ 1,915,128
FDIC Indemnification Asset, Acquisitions	0		0		0
Accretion of loss share indemnification asset, net	(189,959)		(161,635)		(129,676)
Reversal of accelerated FDIC Indemnification Asset, Accretion of Discount	12,492		0		0
Credit impairment losses to be covered under loss sharing agreements	32,038	[1]	60,454	[1]	58,187	[1]
F D I C Reimbursable Expenses	58,117		50,985		30,771
Decrease due to reciprocal accounting on the discount accreation for loans and unfunded commitments accounted for under ASC Subtopic 310-20	0		(473)		(969)
Payments (to) from the FDIC under the loss sharing agreements	(269,397)		(396,223)		(462,016)
Other adjustments attributable to FDIC loss sharing agreements	(193)		(3,598)		(12,327)
Ending Balance	591,706		948,608		1,399,098
Balance Due To FDIC	(49,252)		(39,194)		(16,763)
FDIC Indemnification Asset Net	$ 542,454		$ 909,414		$ 1,382,335

[1]	Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.